Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Carried at Fair Value
The carrying and fair values of financial instruments that are not carried at fair value in the financial statements was as follows at December 31, for current and comparative year-ends:

(€‘000)	As of December 31, 2019
	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2,432	2,432
Other non-current assets	257	257
Trade receivables and other current assets	558	558
Short-term investments	0	0
Cash and cash equivalents	39,338	39,338

Total	42,586	42,586

For the above-mentioned financial assets, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.

(€‘000)	As of December 31, 2019
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	229	229
Lease liabilities	4,134	4,134
RCAs liability	4,484	4,484
Trade payables and other current liabilities	6,969	6,969

Total	15,759	15,759

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.

	As of December 31, 2018
(€‘000)	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	1,743	1,743
Other non-current assets	215	215
Trade receivables and other current assets	367	367
Short-term investments	9,197	9,197
Cash and cash equivalents	40,542	40,542

Total	52,065	52,065

For the above-mentioned financial assets, the carrying amount as per December 31, 2018 is a reasonable approximation of their fair value.

	As of December 31, 2018
(€‘000)	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	510	510
Lease liabilities	1,136	1,136
RCAs liability	3,140	3,140
Trade payables and other current liabilities	5,916	5,916

Total	10,702	10,702

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)
	Level I	Level II	Level III	Total
Assets
Investment in equity securities	0	—	—	0

Total Assets	0	—	—	0

Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	24,754	24,754

Total Liabilities	—	—	24,754	24,754

Contingent Consideration and Other Financial Liabilities
The change in their balances is detailed as follows:
CONTINGENT CONSIDERATION AND OTHER FINANCIAL LIABILITIES ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance Contingent consideration at 1 January	20,282	15,549
Milestone payment	—	—
Fair value adjustment	(430)	4,733
Currency Translation Adjustment	—	—
Closing balance Contingent consideration at 31 December	19,853	20,282
Opening balance Other financial liabilities at 1 January	4,905	4,034
Fair value adjustment	(4)	871
Closing balance Other financial liabilities at 31 December	4,901	4,905

Total—Contingent consideration and Other financial liabilities at 31 December	24,754	25,187

Sensitivity Analysis Performed on Main Assumptions
A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration liability. The main drivers are i) the discount rate (WACC), ii) the sales long-term growth rate in the terminal value and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.

	Discount rate (WACC)
	10.6%	12.6%	14.6%	16.6%	18.6%
Cont. consideration (€ million)	32.2	28.2	24.8	21.9	19.5
Impact (%)	30%	14%	—	-12%	-21%

	Sales long-term growth rate in the terminal value
	-40%	-32.5%	-25%	-17.5%	-10%
Cont. consideration (€ million)	23.3	23.9	24.8	26.0	28.0
Impact (%)	-6%	-3%	—	5%	13%
To determine the contingent consideration liability, the Group used the same probabilities of success than for impairment testing purposes (see Note 7):

PoS	Phase I	Phase I to II	Phase II to III	Phase III to NDA/BLA	NDA/BLA to Approbation	Cumulated PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	83%	6.3%
In order to assess the sensitivity to this driver, the Group applies here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20%	-10%	PoS model	10%	20%
Cont. consideration (€ million)	19.8	22.3	24.8	27.2	29.7
Impact (%)	-20%	-10%	—	10%	20%